Business segment information	12 Months Ended
Mar. 31, 2019
Business segment information

32. Business segment information

The MHFG Group consists of the following five in-house companies which are categorized based on a customer segment: the Retail & Business Banking Company, the Corporate & Institutional Company, the Global Corporate Company, the Global Markets Company, and the Asset Management Company. These customer segments are regarded as operating segments and constitute reportable segments.

The services that each in-house company is in charge of are as follows.

Retail & Business Banking Company

This company provides financial services for individual customers, small and medium-sized enterprises and middle market firms in Japan.

Corporate & Institutional Company

This company provides financial services for large corporations, financial institutions and public corporations in Japan.

Global Corporate Company

This company provides financial services for Japanese overseas affiliated corporate customers and non-Japanese corporate customers.

Global Markets Company

This company invests in financial products with market risk, such as interest rate risk, equity risk, and credit risk.

Asset Management Company

This company develops financial products and provides financial services that match the asset management needs of its wide range of customers from individuals to institutional investors.

The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of all business segments’ “Net business profits (losses) + Net gains (losses) related to ETFs and others” with income before income tax expense under U.S. GAAP, and the total amount of all business segments’ “Fixed assets” with the total amount of Premises and equipment-net, Goodwill, and Intangible assets reported under U.S. GAAP. “Fixed assets” pertaining to MHBK, MHTB and MHSC have been allocated to each segment.

	MHFG (Consolidated)
2017 (4)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	716.7	438.3	339.4	549.3	48.8	36.7	2,129.2
General and administrative expenses	719.3	199.9	239.2	191.2	29.3	31.4	1,410.3
Equity in earnings (losses) of equity method investees—net	14.9	1.0	0.9	—	0.5	1.6	18.9
Amortization of goodwill and others	0.4	0.4	0.4	2.3	4.0	2.7	10.2
Others	—	—	—	—	—	(27.7)	(27.7)

Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	11.9	239.0	100.7	355.8	16.0	(23.5)	699.9

	MHFG (Consolidated)
2018 (4)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	726.9	431.4	340.7	389.2	50.1	57.3	1,995.6
General and administrative expenses	724.8	202.5	250.9	201.2	27.6	37.2	1,444.2
Equity in earnings (losses) of equity method investees—net	12.7	1.0	2.3	—	2.9	2.6	21.5
Amortization of goodwill and others	0.4	0.4	0.4	2.3	8.0	2.4	13.9
Others	—	—	—	—	—	(21.0)	(21.0)

Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	14.4	229.5	91.7	185.7	17.4	(0.7)	538.0

	MHFG (Consolidated)
2019 (4)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	707.2	473.8	416.1	192.0	49.7	(11.1)	1,827.7
General and administrative expenses	713.7	198.2	251.8	203.3	27.3	46.3	1,440.6
Equity in earnings (losses) of equity method investees—net	18.1	0.9	7.3	—	1.3	23.6	51.2
Amortization of goodwill and others	0.4	0.4	0.4	2.3	8.0	2.1	13.6
Others	—	—	—	—	—	(16.3)	(16.3)

Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	11.2	276.1	171.2	(13.6)	15.7	(52.2)	408.4

Fixed assets (5)	499.3	225.8	176.9	92.6	0.1	662.5	1,657.2

Notes:

(1)

“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2017, 2018 and 2019, net gains related to ETFs and others amounted to ¥36.5 billion, ¥80.2 billion and ¥15.0 billion, respectively, of which ¥32.6 billion, ¥70.1 billion and ¥7.3 billion, respectively, are included in “Global Markets Company”.

(2)

Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses plus equity in earnings (losses) of equity method investees—net and others. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.

(3)	“Others” includes items which should be eliminated as internal transactions between each segment on a consolidated basis.
(4)

Beginning on April 1, 2018, new allocation methods for income and expense transactions between each segment and “Others” have been applied. In connection with the use of the new allocation methods, the presentation of “Net business profits” has changed to “Net business profits (losses) + Net gains (losses) related to ETFs and others”. Before the change, “Net gains (losses) related to ETFs and others” were included in “Gross profits” of each segment and eliminated in “Others”. In addition, “Amortization of goodwill and others” has been presented as a new item. Figures for the fiscal years ended March 31, 2017 and 2018 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Furthermore, income and expense of foreign branches of MHBK and foreign subsidiaries with functional currency other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for these foreign currency income and expense have been translated using current period budgeted foreign currency rates.

(5)

“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts, Premises and equipment-net, Goodwill, and Intangible assets. The above tables do not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Fixed assets” has been allocated to each segment starting in the fiscal year ended March 31, 2019 to enhance management’s analysis of the Group’s operations. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to the in-house company segments using a reasonable allocation criteria.

Reconciliation

As explained above, the measurement bases of the internal management reporting systems and the income and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segment’s information, other than net business profits, to the corresponding items in the accompanying consolidated statements of income. A reconciliation of “Net business profits (losses) + Net gains (losses) related to ETFs and others” for the fiscal years ended March 31, 2017, 2018 and 2019 presented above to income before income tax expense shown on the consolidated statements of income and a reconciliation of “Fixed assets” for the fiscal year ended March 31, 2019 to the total amount of Premises and equipment-net, Goodwill, and Intangible assets are as follows:

	2017	2018	2019

	(in billions of yen)
Net business profits (losses) + Net gains (losses) related to ETFs and others	699.9	538.0	408.4

Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses (non-recurring losses)	(46.7)	(30.9)	23.3
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(80.2)	(17.0)	(30.7)
Gains on reversal of reserves for possible losses on loans, and others	32.7	173.3	11.2
Net gains (losses) related to stocks - Net gains (losses) related to ETFs and others	205.7	191.9	259.9
Net extraordinary gains (losses)	46.7	17.5	(497.9)
Others	(73.9)	(72.8)	(57.9)

Income before income tax expense under Japanese GAAP	784.2	800.0	116.3

Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(221.9)	(110.2)	45.3
Investments	(115.9)	98.1	(273.3)
Loans	2.5	(2.4)	(11.9)
Allowances for loan losses and off-balance-sheet instruments	(13.8)	6.8	(5.8)
Premises and equipment	28.6	35.4	303.6
Land revaluation	4.5	3.4	10.2
Business combinations	14.8	15.6	(12.8)
Pension liabilities	33.8	(4.4)	(32.2)
Consolidation of variable interest entities	1.6	2.7	(39.0)
Foreign currency translation	(6.2)	12.1	1.7
Others	(31.8)	(17.8)	(17.0)

Income before income tax expense under U.S. GAAP	480.4	839.3	85.1

2019
(in billions of yen)
Fixed assets	1,657.2

U.S. GAAP adjustments	413.1

Premises and equipment-net, Goodwill, and Intangible assets	2,070.3

Note:

The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.